ADVANCED SERIES TRUST

AST Mid-Cap Growth Portfolio

Supplement dated September 29, 2022 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the AST Mid-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

I.	New Subadvisory Arrangements and Strategy Change

The Board of Trustees of the Trust (the Board) on behalf of the Portfolio approved: (i) replacing Victory Capital Management Inc. with Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, J.P. Morgan Investment Management Inc., and TimesSquare Capital Management, LLC, and (ii) revising the investment strategy of the Portfolio.

To reflect the changes described above, the Prospectus is hereby revised as follows, effective December 5, 2022:

A.

The description of the Portfolio’s principal investment strategies in the “SUMMARY: AST MID-CAP GROWTH PORTFOLIO—INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of mid-capitalization companies identified via fundamental analyses and quantitative screenings. The Portfolio seeks to invest in stocks of companies with above average earnings growth potential compared to other companies and companies that will produce sustainable earnings growth over a multi-year horizon. For purposes of the Portfolio, mid-capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Growth Index (Index). The size of the companies in the Index changes with market conditions and the composition of the Index.

B.

The information under “Past Performance” in the “SUMMARY: AST MID-CAP GROWTH PORTFOLIO—INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus, is hereby revised to include the information set forth below:

Note: Effective December 5, 2022, the Portfolio added subadvisers and changed its investment strategy. The performance figures prior to December 5, 2022 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of all of the Portfolio’s current subadvisers and the Portfolio’s predicted performance.

C.	The table in the “SUMMARY: AST MID-CAP GROWTH PORTFOLIO—MANAGEMENT OF THE PORTFOLIO” section of the Prospectus is hereby revised by adding the information set forth below:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC		Rick T. Babich	Vice President, Portfolio Manager	December 2021
AST Investment Services, Inc.		Jeff Peasley	Vice President, Portfolio Manager	December 2021
	Massachusetts Financial Services Company	Eric B. Fischman, CFA	Investment Officer	April 2019
		Paul Gordon	Investment Officer	April 2019
		Eric Braz	Investment Officer	June 2021
	Delaware Investments Fund Advisers	Nathan A. Brown, CFA	Managing Director, Senior Portfolio Manager	December 2022
		Bradley P. Halverson, CFA	Managing Director, Senior Portfolio Manager	December 2022
		Kimberly A. Scott, CFA	Managing Director, Senior Portfolio Manager	December 2022
	J.P. Morgan Investment Management Inc.	Felise Agranoff	Managing Director	December 2022
		Timothy Parton	Managing Director	December 2022
		Daniel Bloomgarden	Managing Director	December 2022
	TimesSquare Capital Management, LLC	Ian Anthony Rosenthal, CFA	Managing Director, Portfolio Manager	December 2022
		Sonu Chawla	Director, Portfolio Manager	December 2022
		Grant R. Babyak, CFA	Managing Director, Portfolio Manager	December 2022
D.

The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST— AST MID-CAP GROWTH PORTFOLIO—Principal Investment Policies” is hereby deleted and replaced with the information set forth below:

Principal Investment Policies:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of mid-capitalization companies identified via fundamental analyses and quantitative screenings. The Portfolio seeks to invest in stocks of companies with above average earnings growth potential compared to other companies and companies that will produce sustainable earnings growth over a multi-year horizon. For purposes of the Portfolio, mid-capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Growth Index (Index). The size of the companies in the Index changes with market conditions and the composition of the Index.

Massachusetts Financial Services Company (MFS) is responsible for managing a portion of the Portfolio’s assets. MFS normally invests the portion of the Portfolio’s assets assigned to it primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. MFS focuses on investing the portion of the Portfolio’s assets assigned to MFS in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. MFS may invest the Portfolio’s assets in foreign securities. MFS normally invests the Portfolio’s assets across different industries and sectors, but MFS may invest a significant percentage of the Portfolio’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

J.P. Morgan Investment Management Inc. (J.P. Morgan) is responsible for managing a portion of the Portfolio’s assets. In pursuing its investment objective, J. P. Morgan normally invests at least 80% of the portion of the Portfolio’s assets assigned to it in equity securities of medium-sized US companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. J. P. Morgan invests the portion of the Portfolio’s assets assigned to it primarily in common stocks of medium-sized US companies that it believes are capable of achieving sustained growth. Medium-sized US companies are companies with market capitalizations similar to those within the universe of the Russell® Midcap Growth Index (measured at the time of purchase).

J. P. Morgan may invest the portion of the Portfolio’s assets assigned to it in derivatives as substitutes for securities in which the Portfolio can invest. To the extent J.P. Morgan uses derivatives, it will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. In managing the Portfolio, J.P. Morgan employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those with leading competitive positions that can achieve sustainable growth.

Delaware Investments Fund Advisers (DIFA) is responsible for managing a portion of the Portfolio’s assets. In selecting securities for the assets of the Portfolio assigned to it, DIFA primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. DIFA may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of DIFA’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending. Generally, in determining whether to sell a security, DIFA considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. DIFA also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

TimesSquare Capital Management, LLC (TimesSquare) is responsible for managing a portion of the Portfolio’s assets. TimesSquare employs a bottom-up investment process driven by fundamental equity growth research conducted by its investment analysts, with a particular emphasis on the assessment of management quality, an in-depth understanding of business models, and valuation discrepancies. TimesSquare invests the Portfolio’s assets assigned to it in a diversified portfolio of common stocks that it believes, based on its research, will seek to generate risk-adjusted returns. TimesSquare’s research process begins with a collaborative team of skilled and experienced analysts, who identify mid-capitalization growth businesses. Once a company is identified, rigorous fundamental analysis is performed, projected growth rate and return potential is calculated, and the company’s valuation is assessed on a relative and absolute basis. A company’s relative value is compared to industry peers, as well as firms with similar business models. TimesSquare’s sell decisions are based on the same research process, and securities are generally sold when, among other things, there is no longer high conviction in the return potential of the investment, or when TimesSquare identifies a significantly more attractive investment candidate.

E.

The section of the Prospectus entitled “HOW THE TRUST IS MANAGED—INVESTMENT SUBADVISERS—AST MID-CAP GROWTH PORTFOLIO” is section of the Prospectus is hereby revised by adding the information set forth below:

Delaware Investments Fund Advisers (DIFA). DIFA is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (Macquarie). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Asset Management” is the marketing name for MMHI and its subsidiaries. As of June 30, 2022, DIFA and its affiliates within Macquarie Asset Management were managing in the aggregate approximately $208.5 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

TimesSquare Capital Management, LLC (TimesSquare). TimesSquare, based in New York, New York, is a registered investment advisor that specializes in small- and mid-cap growth equities. TimesSquare’s institutional partner, Affiliated Managers Group, Inc. (AMG), a publicly traded global asset management company, indirectly holds a majority equity interest in TimesSquare, with the remaining portion owned by TimesSquare’s principals. As of June 30, 2022, TimesSquare’s assets under management was $9.5 billion.

F.

The section of the Prospectus entitled “HOW THE TRUST IS MANAGED—PORTFOLIO MANAGERS—AST MID-CAP GROWTH PORTFOLIO” is section of the Prospectus is hereby revised by adding the information set forth below:

PGIM Investments. Rick Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.

Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.

Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub-advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.

MFS Segment. The MFS co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by MFS are Eric B. Fischman, CFA, Paul Gordon and Eric Braz.

Eric B. Fischman, CFA, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2000.

Paul Gordon, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2004.

Eric Braz, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2007.

J.P. Morgan Segment. The J.P Morgan co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by J.P. Morgan are Tim Parton, Felise Agranoff and Daniel Bloomgarden.

Timothy Parton, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 1986, Tim has managed a variety of Small and Mid-Cap portfolios over his tenure. Tim has been managing the J.P. Morgan Mid Cap Growth Strategy since November 2001 and the J.P. Morgan Growth Advantage Strategy since its inception in September 2005. In addition, Tim is a co-portfolio manager on the J.P. Morgan Equity Focus and Mid Cap Equity Strategies. Tim holds a B.Sc. in Economics and Accounting from the University of Bristol in England. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

Felise Agranoff, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 2004, Felise is a portfolio manager for the J.P. Morgan Growth Advantage, Mid Cap Growth and Mid Cap Equity Strategies. As a research analyst for the growth team Felise covered industrials, financials and business services. Felise obtained a B.S. in Finance and Accounting from the McIntire School of Commerce at the University of Virginia. She is a member of the CFA Institute and a CFA charterholder.

Daniel Bloomgarden, managing director, is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Daniel leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies. Prior to joining the firm, Daniel was a senior analyst at Schroders and AllianceBernstein covering consumer/retail. Daniel also worked at Sigma Capital and at the Merrill Lynch Proprietary Trading Group, focusing on the mid and small cap consumer space. Daniel obtained an MBA from the University of Michigan and an undergraduate degree from SUNY Albany. He is a member of the CFA Institute and a CFA charterholder.

DIFA Segment. Kimberly A. Scott, CFA, Nathan A. Brown, CFA and Bradley P. Halverson, CFA serve as co-portfolio managers of the Portfolio, and have full discretion over the entire investment management process for DIFA’s Mid Cap Growth strategy.

Nathan A. Brown, CFA, is Senior Portfolio Manager for Ivy Investments, now part of Macquarie Asset Management’s Delaware Management Company. He joined Macquarie Asset Management as part of the firm’s April 30, 2021 acquisition (Transaction) of the investment management business of Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company (IICO), the former investment advisor of the legacy Ivy Funds. He joined IICO in June 2003 as an investment analyst. He was appointed assistant vice president in January 2010 and had served as an assistant portfolio manager for investment companies managed by IICO (or its affiliates) since February 2011. He took on portfolio management responsibilities in 2014. He earned a bachelor’s degree in finance from the University of Iowa and holds an MBA with an emphasis in finance and accounting from Vanderbilt University.

Bradley P. Halverson, CFA, is Senior Portfolio Manager for another investment company for Ivy Investments, now part of Macquarie Asset Management’s Delaware Management Company. He joined Macquarie Asset Management as part of the Transaction. He joined IICO in 2008 as an investment analyst on the small-capitalization growth team and took on portfolio management responsibilities in 2016. He earned a bachelor’s degree and a master’s degree in accounting from Brigham Young University and an MBA with an emphasis in finance and corporate strategy from the University of Michigan.

Kimberly A. Scott, CFA, is Senior Portfolio Manager for Ivy Investments, now part of Macquarie Asset Management’s Delaware Management Company. She joined Macquarie Asset Management as part of Transaction. She had served as a portfolio manager for investment companies managed by IICO (or its affiliates) since February 2001. She served as an investment analyst with IICO from April 1999 to February 2001. She joined IICO in April 1999. She earned a bachelor’s degree in microbiology from the University of Kansas and holds an MBA from the University of Cincinnati.

TimesSquare Segment. The TimesSquare co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by TimesSquare are Ian Anthony Rosenthal, Grant R. Babyak and Sonu Chawla.

Ian Anthony Rosenthal is a Senior Founding Partner, Managing Director, and Portfolio Manager. He is also a member of the Management Committee that oversees TimesSquare. Before joining TimesSquare in 2000, Tony held a similar position at Fiduciary Trust Company International. Prior experience includes three years at the Bank of New York as an equity portfolio manager and analyst and time at U.S. Trust Company of New York, where he conducted economic research. Tony has a BA in Economics from Wesleyan University and an MBA from Columbia Business School. He is a member of the CFA Institute and the CFA Society New York.

Grant R. Babyak is a Senior Founding Partner, Managing Director, and Portfolio Manager. He is also a member of the Management Committee that oversees TimesSquare. Prior to joining TimesSquare in 2000, Grant managed small cap and mid cap portfolios at Fiduciary Trust Company International. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Grant has a BA in Political Science from Yale University and an MBA in Finance from the Leonard N. Stern School of Business at New York University.

Sonu Chawla is a Director, Portfolio Manager/Analyst, and Partner in TimesSquare’s growth equity group. She is responsible for research coverage of the Software, Technology Services, and Internet & Communications sectors within the technology, media and telecommunications (TMT) industry. Sonu joined TimesSquare in August 2018 from Pine River Capital Management, a multi-strategy hedge fund where she was a Senior Analyst covering TMT sectors across Software, Internet, Services, Hardware and Telecom. Her previous research analyst experiences were as a Senior TMT Analyst at Surveyor Capital platform of Citadel and an Analyst at Fred Alger Management. Ms. Chawla has an M.S. in Mathematics and Computer Science from Indian Institute of Technology, Delhi and an MBA from Kellogg School of Management at Northwestern University. She is a member of the CFA Institute and the CFA Society New York. Sonu is conversational in Hindi.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

167STATSUP1